Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - Concentration Risk By Type [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	€ 273	€ 317
Communication [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	1	2
Consumer [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	7	2
Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	22	28
Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	169	154
Industries [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	12	6
Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	63	125
Americas [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	211	256
Americas [member] | Communication [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	1	2
Americas [member] | Consumer [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	7	2
Americas [member] | Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	16	23
Americas [member] | Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	125	140
Americas [member] | Industries [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	12	6
Americas [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	50	83
United Kingdom [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	16	14
United Kingdom [member] | Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	16	14
International [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	37	39
International [member] | Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	6	5
International [member] | Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	27
International [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	4	33
Asset management [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	9	9
Asset management [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	€ 9	€ 9